Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Deferred revenues		$ 99,994	$ 81,311
Other current assets		6,385	4,121
Revenues		1,718,518	1,150,054	$ 655,800
Cost of revenues		277,648	231,255	171,231
Sales and marketing		527,424	275,537	148,283
Income from operations		609,264	407,554	140,980
Revenue recognized as deferred revenue		$ 67,200
Costs and Expenses
VAT and surcharges (as a percent)		6.70%
Sales and Marketing Expenses
Advertising and promotional expenses		$ 428,800	200,600	92,200
Operating leases
Allocated rental expenses from SINA		47,334	41,136	25,703
Long-term investments
Available-for-sale of marketable securities	$ 0
Unrealized loss on accumulated other comprehensive income to retained earnings	1,000		(995)	(2,557)
Impairment charge		$ 23,557	4,747	31,586
Stock options
Stock-based compensation
Vesting period		4 years
Service-Based Restricted share Units
Stock-based compensation
Vesting period		4 years
Rental expense
Operating leases
Allocated rental expenses from SINA		$ 4,900	4,500	3,900
Impact of adoption of new revenue guidance
Revenues:
Cumulative-effect adjustment on the retained earnings	$ (600)
Deferred revenues		2,100
Other current assets		600
Revenues		1,718,518
Cost of revenues		277,648
Sales and marketing		527,424
Income from operations		609,264
Impact of adoption of new revenue guidance | ASC 605
Revenues:
Revenues		1,703,644
Cost of revenues		373,118
Sales and marketing		418,004
Income from operations		608,340
Impact of adoption of new revenue guidance | VAT
Revenues:
Revenues		(95,470)
Cost of revenues		(95,470)
Impact of adoption of new revenue guidance | Barter Transaction
Revenues:
Revenues		110,344
Sales and marketing		109,420
Income from operations		$ 924
Maximum
Operating leases
Lease period		5 years 6 months
Advertising & Marketing
Revenues:
Revenues		$ 1,499,180	996,745	570,982
Costs and Expenses
Cultural business construction fees (as a percent)		3.00%
Taxes on advertising and marketing revenues		$ 52,900	90,600	49,900
Advertising & Marketing | Maximum
Revenues:
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats		3 months
Value-added services
Revenues:
Revenues		$ 219,338	$ 153,309	$ 84,818
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits		1 month